Expense Example - Allspring Income Plus Fund - Class A	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 469
Expense Example, with Redemption, 3 Years	655
Expense Example, with Redemption, 5 Years	899
Expense Example, with Redemption, 10 Years	$ 1,597